Annual Total Returns[BarChart] - NVIT American Funds Asset Allocation Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.93%	15.72%	23.28%	4.99%	0.98%	9.00%	15.79%	(4.98%)	20.78%	12.00%